Document and Entity Information	Mar. 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000860730
Document Type	8-K
Document Period End Date	Mar. 09, 2022
Entity Registrant Name	HCA Healthcare, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-11239
Entity Tax Identification Number	27-3865930
Entity Address, Address Line One	One Park Plaza
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(615)
Local Phone Number	344-9551
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	HCA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false